Business Segments and Enterprise-Wide Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Dollars in thousands
Year Ended December 31, 2014	Redbox	Coinstar	ecoATM	All Other	Corporate Unallocated	Total
Revenue	$1,881,718	$315,628	$94,187	$53	$—	$2,291,586
Expenses:
Direct operating	1,318,919	161,214	92,182	2,821	6,585	1,581,721
Marketing	20,969	6,346	3,513	1,272	3,193	35,293
Research and development	120	531	5,691	2,854	3,851	13,047
General and administrative	135,678	27,012	12,773	3,522	11,658	190,643
Segment operating income (loss)	406,032	120,525	(19,972)	(10,416)	(25,287)	470,882
Less: depreciation and amortization	(149,236)	(35,471)	(17,031)	(740)	—	(202,478)
Operating income (loss)	256,796	85,054	(37,003)	(11,156)	(25,287)	268,404
Loss from equity method investments, net	—	—	—	—	(28,734)	(28,734)
Interest expense, net	—	—	—	—	(47,644)	(47,644)
Other, net	—	—	—	—	(1,185)	(1,185)
Income (loss) before income taxes	$256,796	$85,054	$(37,003)	$(11,156)	$(102,850)	$190,841

Dollars in thousands
Year Ended December 31, 2013	Redbox	Coinstar	ecoATM	All Other	Corporate Unallocated	Total
Revenue	$1,967,715	$300,218	$31,824	$28	$—	$2,299,785
Expenses:
Direct operating	1,365,368	158,562	27,271	2,162	3,636	1,556,999
Marketing	20,835	6,244	938	651	1,559	30,227
Research and development	76	6,962	2,772	1,897	1,375	13,082
General and administrative	164,634	25,944	7,868	7,683	14,164	220,293
Segment operating income (loss)	416,802	102,506	(7,025)	(12,365)	(20,734)	479,184
Less: depreciation and amortization	(159,851)	(33,921)	(6,077)	(459)	—	(200,308)
Operating income (loss)	256,951	68,585	(13,102)	(12,824)	(20,734)	278,876
Income from equity method investments, net	—	—	—	—	19,928	19,928
Interest expense, net	—	—	—	—	(32,807)	(32,807)
Other, net	—	—	—	—	(3,599)	(3,599)
Income (loss) before income taxes	$256,951	$68,585	$(13,102)	$(12,824)	$(37,212)	$262,398

Dollars in thousands
Year Ended December 31, 2012	Redbox	Coinstar	ecoATM	All Other	Corporate Unallocated	Total
Revenue	$1,907,040	$290,761	$—	$350	$—	$2,198,151
Expenses:
Direct operating	1,334,602	155,740	—	1,317	863	1,492,522
Marketing	18,675	4,938	—	478	66	24,157
Research and development	739	4,455	—	1,229	334	6,757
General and administrative	158,898	26,367	—	6,283	11,984	203,532
Segment operating income (loss)	394,126	99,261	—	(8,957)	(13,247)	471,183
Less: depreciation and amortization	(147,353)	(36,108)	—	(229)	—	(183,690)
Operating income (loss)	246,773	63,153	—	(9,186)	(13,247)	287,493
Loss from equity method investments, net	—	—	—	—	(5,184)	(5,184)
Interest expense, net	—	—	—	—	(15,640)	(15,640)
Other, net	—	—	—	—	(155)	(155)
Income (loss) before income taxes	$246,773	$63,153	$—	$(9,186)	$(34,226)	$266,514

Schedule of Entity-Wide Information by Major Customers by Reporting Segments
The following retailers accounted for 10% or more of our consolidated revenue:

	Year Ended December 31,
	2014	2013	2012
Wal-Mart Stores Inc.	15.5%	15.2%	16.0%
Walgreen Co.	13.8%	14.7%	16.1%
The Kroger Company	9.8%	10.0%	10.7%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Revenue by geographic location was as follows:

	Years Ended December 31,
Dollars in thousands	2014	2013	2012
U.S.	$2,242,753	$2,254,790	$2,154,943
All other	48,833	44,995	43,208
Total revenue	$2,291,586	$2,299,785	$2,198,151
Long-lived assets by geographic location were as follows:

	Years Ended December 31,
Dollars in thousands	2014	2013	2012
U.S.	$1,028,516	$1,141,299	$975,334
All other	43,559	43,774	30,884
Total long-lived assets	$1,072,075	$1,185,073	$1,006,218